Virtus Low Duration Income Fund
Virtus Low Duration Income Fund
Investment Objective
The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.

Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 34 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 108 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Low Duration Income Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Low Duration Income Fund		Class A	Class C	Class I
Management Fees		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.12%	1.87%	0.87%
Less: Expense Reimbursement	[2]	(0.37%)	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	0.75%	1.50%	0.50%
[1]	Estimated based on Predecessor Fund's fiscal year ended December 31, 2015.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares and 0.50% for Class I Shares through September 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	300	537	793	1,525
Class C	Sold	253	552	977	2,160
Class I	Sold	51	241	446	1,038

Expense Example, No Redemption - Virtus Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	300	537	793	1,525
Class C	Held	153	552	977	2,160
Class I	Held	51	241	446	1,038

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. Duration represents the interest rate sensitivity of a fixed income fund. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

•    Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•    Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities;

•    Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

•    Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•    High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>   Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>   Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>   Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>   Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>   High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>   Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>   Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>   Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>   Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>   Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.

Performance Information
The Virtus Low Duration Income Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Low Duration Income Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	5.42%	Worst Quarter:	Q3/2008:	-3.18%	Year-to-date (6/30/16):	2.48%

Average Annual Total Returns (for the periods ended 12/31/15)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Low Duration Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	1.24%	2.78%	4.03%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	0.38%	1.84%	2.78%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.70%	1.75%	2.64%
Class A	Return Before Taxes	(1.38%)	2.06%	3.53%
Class C	Return Before Taxes	0.13%	1.76%		3.22%	Jun. 26, 2006
Class C | Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				4.90%	Jun. 26, 2006
Class C | Barclays U.S. Intermediate Government/Credit Bond Index	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)				4.32%	Jun. 26, 2006
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.52%
Barclays U.S. Intermediate Government/Credit Bond Index	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	1.07%	2.58%	4.04%

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.